SCHEDULE OF RELATED PARTIES (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 19, 2025	Mar. 18, 2025	Mar. 13, 2025
Related Party Transaction [Line Items]
Amount fue from related party		$ 947,487	$ 932,640
Amounts due to related parties		2,067,178	2,162,876
Proceeds of loans from related parties		$ 1,865,529	939,297	$ 412,935
Ming Chia Huang [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		Chief Executive Officer, Chairman of the Board of Directors and shareholder of the Company
Amounts due to related parties		$ 1,354,052	989,382
Interest expenses of loans from related parties		31,546	34,635	6,980
Proceeds of loans from related parties		1,262,302	922,871	369,152
Repay of loans from related parties		37,325
Debt to equity conversion		$ 823,100
Ming Chao Huang [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		Director and shareholder of the Company
Amounts due to related parties		$ 504,182	12,357
annual interest rate		6.00%
Proceeds of loans from related parties		$ 483,561	16,426	43,783
Repay of loans from related parties		5,565
Capital injection				573,032
Share transfer				573,032
Cetus Sponsor LLC [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		Shareholder of the Company since July 31, 2024
Amount fue from related party		$ 72,487	932,640
Amounts due to related parties		39,000	914,000				$ 875,000
Repayment of cash		$ 39,000
Awinner Limited [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		Shareholder of the Company since March 24, 2025 Affiliates of Cetus Sponsor LLC
Amount fue from related party		$ 875,000					$ 875,000
Amounts due to related parties		737	235,737		$ 11,100,000	$ 1,110,000
Repayment of cash		737
Debt to equity conversion		$ 1,110,000
Awinner Limited [Member] | Utah Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties					$ 370,000
MKDWELL Tech Inc [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		No longer considered a related party after Reverse Recapitalization on July 31, 2024
Ms. Ya Hui [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		Spouse of Ming-Chia Huang
Amounts due to related parties		$ 429
Debt to equity conversion		$ 550,000
Lu Huang [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		Shareholder of the Company since July, 2025
Amounts due to related parties		$ 154,816
Interest expenses of loans from related parties		477
Proceeds of loans from related parties		$ 100,000
Luzhi Cultural And Creative Studio [Member]
Related Party Transaction [Line Items]
Related party transaction relationship		An enterprise controlled by Huang Lu
Purchase of technical services		$ 132,174
Ming Chia Huang One [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		9,311	7,531
Ming Chao Huang [Member]
Related Party Transaction [Line Items]
Amounts due to related parties		$ 4,651	$ 3,869
Huang Lu [Member]
Related Party Transaction [Line Items]
annual interest rate	6.00%